MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MAINLAND CHINA CONTRIBUTION PLAN
Employee benefit contributions	¥ 321	¥ 264	¥ 213